Net Trading and Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Net Trading and Other Income

	Group
	2018 £m	2017 £m	2016 £m
Net trading and funding of other items by the trading book	245	205	75
Net (losses)/gains on other financial assets at fair value through profit or loss	(6)	80	253
Net (losses)/gains on other financial liabilities at fair value through profit or loss	(44)	(97)	28
Net losses on derivatives managed with assets/liabilities held at fair value through profit or loss	(128)	(17)	(135)
Hedge ineffectiveness	34	5	28
Net profit on sale of available-for-sale assets		54	115
Net profit on sale of financial assets at fair value through other comprehensive income	19
Net income from operating lease assets	86	44	35
Other	(24)	28	44

	182	302	443